Note 15 - Income Taxes (Details 1) - CAD	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015
Deferred tax assets
Non-capital loss carry-forwards	CAD 8,972,285	CAD 7,427,516	CAD 6,019,380
Book and tax basis differences on assets and liabilities	863,215	3,409,343	2,854,916
Other	2,681,375	0	0
Investment tax credit	2,865,404	2,405,365	0
Undeducted research and development expenditures	4,158,178	3,710,274	5,394,426
Capital loss carryforwards	326,064	0	0
Share issuance cost	436,427	0	0
Net operating loss carryforwards	14,135	0	0
Gross deferred tax assets	20,317,083	16,952,498	14,268,722
Valuation allowances for deferred tax assets	(20,317,083)	(16,952,498)	(14,268,722)
Net deferred tax assets	CAD 0	CAD 0	CAD 0